Related Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 2,291,855	$ 2,390,278
Dividends on Whirlpool Corporation common stock	$ 10,389,381	$ 9,756,749
Number of shares (in shares)	2,417,394	1,638,585